Pensions and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of defined benefit plans	The assumptions are reviewed by
management at the end of each year and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate for plan liabilities	5.5	4.8	5.0	5.6	5.0	5.2	3.5	3.6	4.2
Rate of increase for pensions in payment	2.9	2.8	2.9	—	—	—	1.8	2.1	1.8
Rate of increase in deferred pensions	2.9	2.8	2.9	—	—	—	0.6	0.7	0.6
Inflation for plan liabilities	3.1	3.0	3.1	2.0	2.0	2.0	2.0	2.4	2.1
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate for plan service cost[a]	N/A	N/A	N/A	5.0	5.2	2.8	3.7	4.3	1.7
Discount rate for plan other finance expense	4.8	5.0	1.8	5.0	5.2	2.7	3.6	4.2	1.3
Inflation for plan service cost[a]	N/A	N/A	N/A	2.0	2.0	2.1	2.4	2.1	1.6
aUK discount rate and inflation rate assumptions are not relevant in determining the benefit expense for the closed UK plan. Rates for the remaining small worldwide plan administered/reported through the
UK are 5.0% (2023 5.0% and 2022 2.5%) and 1.9% (2023 1.9% and 2022 2.2%) respectively.
bp’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Life expectancy at age 60 for a male currently aged 60	27.0	27.4	26.9	25.1	25.0	25.0	26.2	26.1	26.0
Life expectancy at age 60 for a male currently aged 40	28.9	29.2	28.5	26.8	26.7	26.6	28.6	28.6	28.5
Life expectancy at age 60 for a female currently aged 60	29.0	29.2	28.8	28.1	28.1	28.0	29.5	29.3	29.3
Life expectancy at age 60 for a female currently aged 40	30.5	30.6	30.6	29.6	29.6	29.5	31.7	31.6	31.4

Disclosure of fair value of plan assets	The current asset allocation policy for the major plans at 31 December 2024 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	8	19
Bonds/cash (including LDI)	85	81
Property/real estate	7	—
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 190.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2024
Listed equities – developed markets	963	113	341	230	1,647
– emerging markets	32	13	55	75	175
Private equity[c]	1,916	950	—	2	2,868
Government issued nominal bonds[d]	5,027	1,317	690	223	7,257
Government issued index-linked bonds[d]	11,105	—	78	7	11,190
Corporate bonds[d]	6,088	2,763	605	261	9,717
Property[e]	2,344	—	84	19	2,447
Cash	416	67	100	78	661
Other	1,039	36	54	14	1,143
Debt (repurchase agreements) used to fund liability driven investments	(5,664)	—	—	—	(5,664)
	23,266	5,259	2,007	909	31,441
At 31 December 2023
Listed equities – developed markets	862	97	333	232	1,524
– emerging markets	28	12	51	66	157
Private equity[c]	2,022	1,014	—	2	3,038
Government issued nominal bonds[d]	6,285	1,457	746	285	8,773
Government issued index-linked bonds[d]	13,177	—	88	—	13,265
Corporate bonds[d]	6,144	2,802	605	166	9,717
Property[e]	2,437	—	92	17	2,546
Cash	453	59	82	85	679
Other[f]	1,123	33	55	391	1,602
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	—	—	—	(6,485)
	26,046	5,474	2,052	1,244	34,816
At 31 December 2022
Listed equities – developed markets	1,252	127	299	213	1,891
– emerging markets	117	17	48	71	253
Private equity[c]	2,715	1,126	—	2	3,843
Government issued nominal bonds[d]	4,039	1,370	682	263	6,354
Government issued index-linked bonds[d]	11,945	—	79	—	12,024
Corporate bonds[d]	6,317	2,569	563	146	9,595
Property[e]	2,297	—	89	18	2,404
Cash	567	175	61	116	919
Other[f]	1,088	33	56	357	1,534
Debt (repurchase agreements) used to fund liability driven investments	(5,290)	—	—	—	(5,290)
	25,047	5,417	1,877	1,186	33,527
aBonds held by the UK pension plans are denominated in sterling or hedged back to sterling to minimize foreign currency exposure. Property held by the UK pension plans is in the United Kingdom.
bBonds held by the US pension plans are denominated in US dollars or hedged back to USD to minimize foreign currency exposure.
cPrivate equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
dBonds held by pension plans are predominantly valued using observable market data based inputs other than quoted market prices in active markets.
eProperties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.
fOther included insurance policies arising from annuity buy-in in Canada amounting to $374 million in 2023 (2022 $341 million). Completion of a buy-out in 2024 reduced these amounts to nil.
Disclosure of net defined benefit liability (asset)

					$ million
					2024
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	48	160	62	23	293
Past service cost[b]	—	—	(1)	—	(1)
Settlement[b]	(1)	—	—	—	(1)
Operating charge (credit) relating to defined benefit plans	47	160	61	23	291
Payments to defined contribution plans	161	192	8	35	396
Total operating charge (credit)	208	352	69	58	687
Interest income on plan assets[a]	(1,218)	(267)	(70)	(49)	(1,604)
Interest on plan liabilities	909	283	184	60	1,436
Other finance (income) expense	(309)	16	114	11	(168)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(2,388)	(239)	65	83	(2,479)
Change in financial assumptions underlying the present value of the plan liabilities	1,496	403	103	(48)	1,954
Change in demographic assumptions underlying the present value of the plan liabilities	194	(8)	1	2	189
Experience gains and losses arising on the plan liabilities	15	(34)	2	(7)	(24)
Remeasurements recognized in other comprehensive income	(683)	122	171	30	(360)
Movements in benefit obligation during the year
Benefit obligation at 1 January	19,579	5,837	5,537	1,371	32,324
Exchange adjustments	(352)	—	(355)	(66)	(773)
Operating charge relating to defined benefit plans	47	160	61	23	291
Interest cost	909	283	184	60	1,436
Contributions by plan participants	7	—	2	7	16
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Benefit payments (unfunded plans)[c]	(8)	(152)	(232)	(12)	(404)
Disposals	—	—	—	(2)	(2)
Remeasurements	(1,705)	(361)	(106)	53	(2,119)
Benefit obligation at 31 Decembera d	17,324	5,524	5,002	1,007	28,857
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	26,046	5,474	2,052	1,244	34,816
Exchange adjustments	(473)	—	(139)	(61)	(673)
Interest income on plan assetsa e	1,218	267	70	49	1,604
Contributions by plan participants	7	—	2	7	16
Contributions by employers (funded plans)	9	—	46	14	69
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Remeasurements[e]	(2,388)	(239)	65	83	(2,479)
Fair value of plan assets at 31 December[f]	23,266	5,259	2,007	909	31,441
Surplus (deficit) at 31 December	5,942	(265)	(2,995)	(98)	2,584
Represented by
Asset recognized	6,083	1,009	273	92	7,457
Liability recognized	(141)	(1,274)	(3,268)	(190)	(4,873)
	5,942	(265)	(2,995)	(98)	2,584
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,083	1,009	261	48	7,401
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	5,942	(265)	(2,995)	(98)	2,584
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,183)	(4,250)	(1,746)	(861)	(24,040)
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	(17,324)	(5,524)	(5,002)	(1,007)	(28,857)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $38 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly reflect minor plan changes in France. Settlements represent changes in small worldwide plans administered and reported throughout the UK.
cThe benefit payments amount shown above comprises $1,907 million benefits and $352 million settlements relating to the buy-out in Canada, plus $57 million of plan expenses incurred in the administration of the benefit.
dThe benefit obligation for the US is made up of $4,428 million for pension liabilities and $1,096 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $3,086 million for pension liabilities in Germany which is largely unfunded.
eThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
fThe fair value of plan assets includes borrowings related to the LDI programme as described on page 189.
24. Pensions and other post-employment benefits – continued

					$ million
					2023
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	44	156	47	21	268
Past service cost[b]	4	—	5	(2)	7
Settlement[b]	—	—	—	3	3
Operating charge (credit) relating to defined benefit plans	48	156	52	22	278
Payments to defined contribution plans	132	158	7	36	333
Total operating charge (credit)	180	314	59	58	611
Interest income on plan assets[a]	(1,259)	(274)	(78)	(56)	(1,667)
Interest on plan liabilities	869	297	194	66	1,426
Other finance (income) expense	(390)	23	116	10	(241)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(677)	45	82	28	(522)
Change in financial assumptions underlying the present value of the plan liabilities	(649)	28	(508)	(24)	(1,153)
Change in demographic assumptions underlying the present value of the plan liabilities	(230)	(5)	8	—	(227)
Experience gains and losses arising on the plan liabilities	(320)	45	(84)	(1)	(360)
Remeasurements recognized in other comprehensive income	(1,876)	113	(502)	3	(2,262)
Movements in benefit obligation during the year
Benefit obligation at 1 January	17,480	5,880	4,799	1,343	29,502
Exchange adjustments	1,056	—	215	30	1,301
Operating charge relating to defined benefit plans	48	156	52	22	278
Interest cost	869	297	194	66	1,426
Contributions by plan participants	6	—	2	5	13
Benefit payments (funded plans)[c]	(1,071)	(262)	(79)	(81)	(1,493)
Benefit payments (unfunded plans)[c]	(8)	(166)	(230)	(25)	(429)
Reclassified as assets held for sale	—	—	—	(14)	(14)
Remeasurements	1,199	(68)	584	25	1,740
Benefit obligation at 31 Decembera d	19,579	5,837	5,537	1,371	32,324
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	25,047	5,417	1,877	1,186	33,527
Exchange adjustments	1,462	—	81	39	1,582
Interest income on plan assetsa e	1,259	274	78	56	1,667
Contributions by plan participants	6	—	2	5	13
Contributions by employers (funded plans)	20	—	11	11	42
Benefit payments (funded plans)[c]	(1,071)	(262)	(79)	(81)	(1,493)
Remeasurements[e]	(677)	45	82	28	(522)
Fair value of plan assets at 31 December[f]	26,046	5,474	2,052	1,244	34,816
Surplus (deficit) at 31 December	6,467	(363)	(3,485)	(127)	2,492
Represented by
Asset recognized	6,631	1,133	120	64	7,948
Liability recognized	(164)	(1,496)	(3,605)	(191)	(5,456)
	6,467	(363)	(3,485)	(127)	2,492
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,631	1,133	104	29	7,897
Unfunded	(164)	(1,496)	(3,589)	(156)	(5,405)
	6,467	(363)	(3,485)	(127)	2,492
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(19,415)	(4,341)	(1,948)	(1,215)	(26,919)
Unfunded	(164)	(1,496)	(3,589)	(156)	(5,405)
	(19,579)	(5,837)	(5,537)	(1,371)	(32,324)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $34 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. There was also a $5 million past service cost in France relating to statutory retirement age changes. Settlements represent charges for special termination benefits arising as a result of early retirements.
cThe benefit payments amount shown above comprises $1,858 million benefits and $10 million settlements, plus $54 million of plan expenses incurred in the administration of the benefit.
dThe benefit obligation for the US is made up of $4,527 million for pension liabilities and $1,310 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $3,393 million for pension liabilities in Germany which is largely unfunded.
eThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
fThe fair value of plan assets includes borrowings related to the LDI programme as described on page 189.
24. Pensions and other post-employment benefits – continued

					$ million
					2022
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	41	219	87	25	372
Past service cost[b]	23	—	(1)	(21)	1
Settlement[b]	(8)	—	—	(4)	(12)
Operating charge (credit) relating to defined benefit plans	56	219	86	—	361
Payments to defined contribution plans	110	132	6	36	284
Total operating charge (credit)	166	351	92	36	645
Interest income on plan assets[a]	(694)	(189)	(34)	(44)	(961)
Interest on plan liabilities	529	217	85	61	892
Other finance (income) expense	(165)	28	51	17	(69)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(12,955)	(1,581)	(507)	(151)	(15,194)
Change in financial assumptions underlying the present value of the plan liabilities	11,531	2,195	1,903	221	15,850
Change in demographic assumptions underlying the present value of the plan liabilities	47	—	(14)	(15)	18
Experience gains and losses arising on the plan liabilities	(146)	(15)	(159)	(14)	(334)
Remeasurements recognized in other comprehensive income	(1,523)	599	1,223	41	340
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $30 million of costs of administering that plan and $11 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. Settlements reflect costs associated with buyouts in Canada and in certain other small worldwide plans administered and reported through the UK.

Disclosure of sensitivity analysis for actuarial assumptions	A one-percentage point change, in
isolation, in certain assumptions as at 31 December 2024 for the group’s pensions and other post-employment benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2025 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2025	(180)	162	(41)	46	(11)	7
Effect on obligation at 31 December 2024	(1,817)	2,219	(411)	578	(567)	691
Inflation rate[b]
Effect on expense in 2025	81	(77)	7	(6)	32	(26)
Effect on obligation at 31 December 2024	1,460	(1,390)	38	(32)	532	(460)
aThe amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.
bThe amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

Disclosure of additional information about defined benefit plans [text block]

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2025	32	3	9
Effect on obligation at 31 December 2024	582	54	196

Disclosure of information about maturity profile of defined benefit obligation	The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, and the weighted average duration of the defined benefit obligations at 31 December 2024 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2025	1,081	464	305	80	1,930
2026	1,107	452	295	76	1,930
2027	1,127	453	293	76	1,949
2028	1,140	443	289	77	1,949
2029	1,160	446	284	77	1,967
2030 - 2034	5,892	2,260	1,317	399	9,868
					Years
Weighted average duration	11.7	8.8	13.3	12.5